COMMITMENTS AND CONTINGENCIES (Litigation) (Details) $ in Thousands	Jul. 12, 2022 USD ($)
Tat Industries Ltd [Member]
Loss Contingencies [Line Items]
Litigation, total damages sought by customer	$ 750